Derivative Liability - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Jan. 06, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate purchase price		$ 11,420
Fair value of shares		1,807
Derivative liability		$ 9,613
FEF Shares [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate number of shares transferred to escrow account	44,000	45,200
Aggregate purchase price		$ 11,400	$ 11,400
Derivative liability		9,600
FEF Shares [Member] | Common Class A [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of shares		$ 1,800